Average Annual Total Returns (Invesco V.I. Capital Appreciation Fund)	12 Months Ended
May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Russell 1000 Growth Index
Average Annual Total Returns
Label	Russell 1000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	16.71%
5 Years	3.75%
10 Years	0.02%
Lipper VUF Multi-Cap Growth Funds Category Average
Average Annual Total Returns
Label	Lipper VUF Multi-Cap Growth Funds Category Average
1 Year	19.45%
5 Years	4.16%
10 Years	1.18%
Series II shares, Invesco V.I. Capital Appreciation Fund
Average Annual Total Returns
Label	Series II shares: Inception (08/21/01) [1]
Inception Date	Aug. 21, 2001
1 Year	15.21%
5 Years	(1.11%)
10 Years	(2.03%)

[1]	Series II shares performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Series I shares is May 5, 1993.